Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Financial Statements	12 Months Ended
Dec. 31, 2023
MingZhu Investment Limited (“MingZhu BVI”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ownership	100% directly owned by MingZhu Cayman
Background	A British Virgin Islands company Incorporated on January 15, 2018 A holding company
YGMZ (Hong Kong) Limited (“MingZhu HK”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ownership	100% directly owned by MingZhu BVI
Background	A Hong Kong company Incorporated on February 2, 2018 A holding company
Shenzhen Yangang Mingzhu Freight Industry Co., Ltd (“MingZhu” or “Mingzhu”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ownership	100% directly owned by MingZhu HK
Background	A PRC limited liability company Incorporated on July 10, 2002 Providing trucking services
Shenzhen Pengcheng Shengshi Logistics Co., Ltd (“MingZhu Pengcheng”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ownership	100% directly owned by MingZhu
Background	A PRC limited liability company Incorporated on April 7, 2010 Providing trucking services
Cheyi (BVI) Limited (“Cheyi BVI”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ownership	100% directly owned by MingZhu Cayman
Background	A British Virgin Islands company Incorporated on September 29, 2021 A holding company
Cheyi (Hong Kong) Limited (“Cheyi HK”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ownership	100% directly owned by Cheyi BVI
Background	A Hong Kong company Incorporated on October 22, 2021 A holding company
Ningbo Cheyi Corporate Information Consulting Co., Ltd. (“Ningbo Cheyi” or Cheyi WFOE) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ownership	100% directly owned by Cheyi HK
Background	A PRC limited liability company Incorporated on November 2, 2021 A holding company
Yinhua (BVI) Limited (“Yinhua”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ownership	100% directly owned by MingZhu Cayman
Background	A British Virgin Islands company Incorporated on November 12, 2021 A holding company
Yinhua (HK) Limited (“Yinhua HK”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ownership	100% directly owned by Yinhua
Background	A Hong Kong company Incorporated on December 1, 2021 A holding company
Zhejiang Caiyunlian Technology Co. Ltd. (“Yinhua WFOE”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ownership	100% directly owned by Yinhua HK
Background	A PRC limited liability company Incorporated on January 7, 2021 A holding company
Hainan Zhisheng Automobile Services Co., Ltd. (“Zhisheng”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ownership	100% owned by Yinhua WFOE via contractual arrangements
Background	A PRC limited liability company Incorporated on September 13, 2018 A comprehensive auto related service platform to serve auto insurance companies
Feipeng Global Limited (“Feipeng BVI”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ownership	100% directly owned by MingZhu Cayman
Background	A British Virgin Islands company Incorporated on March 17, 2022 A holding company
Feipeng Enterprises (HK) Limited (“Feipeng HK”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ownership	100% directly owned by Feipeng BVI
Background	A Hong Kong company Incorporated on April 27, 2022 A holding company
Shenzhen Feipeng Zongheng Supply Chain Management Co., Ltd. (“Feipeng WFOE”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ownership	100% directly owned by Feipeng HK
Background	A PRC limited liability company Incorporated on September 13, 2022 A holding company
Xinjiang Feipeng Logistics Co., Ltd. (“Feipeng”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ownership	100% owned by Feipeng WFOE via contractual arrangements
Background	A PRC limited liability company Incorporated on July 3, 2014 A regional trucking services provider
Liquor Alliance Investment (BVI) Limited (“Alliance BVI”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ownership	100% directly owned by MingZhu Cayman
Background	A British Virgin Islands company Incorporated on April 28, 2023 A holding company
Alliance Liquor Investment (HK) Limited (“Alliance HK”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ownership	100% directly owned by Alliance BVI
Background	A Hong Kong company Incorporated on March 17, 2023 A holding company
Xiamen Alliance Management Consulting Co., Ltd. (“Alliance WFOE”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ownership	100% directly owned by Alliance HK
Background	A PRC limited liability company Incorporated on May 5, 2023 A holding company
Xiamen Alliance Liquor Industry Group Co., Ltd.(“Liquor Alliance”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ownership	100% directly owned by Alliance WFOE
Background	A PRC limited liability company Incorporated on November 24, 2021 A liquor distributor
Shenzhen Yangang Mingzhu Supply Chain Management Co., Ltd (“MingZhu Management”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Ownership	100% directly owned by MingZhu HK
Background	A PRC limited liability company Incorporated on September 5, 2018 Transportation and supply chain management services